Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2022	2023

	(RMB in millions)
Electronic equipment	2,663	2,644
Land, building and building improvement	40,642	56,445
Logistics, warehouse and other heavy equipment	14,097	16,653
Vehicles	5,743	7,268
Leasehold improvement	4,550	5,117
Office equipment	640	696
Software	1,033	1,049

Total	69,368	89,872
Less: accumulated depreciation and impairment	(14,288)	(19,837)

Net book value	55,080	70,035